Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay-Versus-Performance
	PEO		Non-PEO NEOs		Performance
Value of
			Average		initial
			Summary	Average	Fixed $100
			Compensation	Compensation	Investment
			Table	Actually	Based on
	Summary	Compensation	Total for	Paid to	Total
	Compensation	Actually Paid	Non-PEO NEOs	Non-PEO NEOs	Shareholder	Net Income
Year	Paid to PEO (1)	to PEO (1)	($) (2)	($) (2)(3)	Return ($) (4)	($)

2025	—	—	293,461	293,461	254.37	14,596,978
2024	—	—	227,500	227,500	136.69	6,757,059
2023	—	—	175,000	175,000	92.40	7,147,452
(1)	Mr. Loftus was the Company’s PEO for the fiscal years ended December 31, 2025, 2024, and 2023; he chose not to receive compensation during the years presented.
(2)	Amounts for the fiscal year ended December 31, 2024, represent the average compensation for Mr. DeLuca and the former CFO Brett A. Pederson.

(3) There was no difference between the amounts included in the summary compensation table and the compensation actually paid to the Company’s non-PEO NEOs.

(4) The amount shown in the table reflects the cumulative change at the end of the periods presented from an initial investment of $100, as if it were made on December 31, 2022.

Non-PEO NEO Average Total Compensation Amount	$ 293,461	$ 227,500	$ 175,000
Non-PEO NEO Average Compensation Actually Paid Amount	293,461	227,500	175,000
Total Shareholder Return Amount	254.37	136.69	92.4
Net Income (Loss)	$ 14,596,978	$ 6,757,059	$ 7,147,452
PEO Name	Mr. Loftus